Related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Related parties assets	$ 3	$ 2
Trade payables	27,992	15,337
Related parties liabilities	3,935	1,033
Trade accounts receivable	852	801
Dividends payable	2,830	7,922
Trade accounts receivable, current	852	801
Trade payables, current	27,992	15,337
Dividends payable, current	2,830	7,922
Related parties' liabilities, noncurrent	3	2
Total assets and liabilities	3	2
Votorantim S. A. [Member]
IfrsStatementLineItems [Line Items]
Related parties assets	3	2
Trade payables	1,985	765
Related parties liabilities	2,522
Andrade Gutierrez Engenharia S.a. [Member]
IfrsStatementLineItems [Line Items]
Trade payables	10,908	3,353
Auren Comercializadora De Energia Ltda [Member]
IfrsStatementLineItems [Line Items]
Trade payables		976
Trade accounts receivable		1
Campos Novos Energia S.a [Member]
IfrsStatementLineItems [Line Items]
Trade payables	14,835	9,652
Companhia Brasileira De Aluminio [Member]
IfrsStatementLineItems [Line Items]
Trade payables		263
Related parties liabilities	(9)
Trade accounts receivable	193	187
Votorantim Cimentos S.a. [Member]
IfrsStatementLineItems [Line Items]
Trade payables	137	163
Trade accounts receivable	653	607
Votorantim International Csc S.a.c [Member]
IfrsStatementLineItems [Line Items]
Trade payables		1
Related parties liabilities	891	487
Other related parties [member]
IfrsStatementLineItems [Line Items]
Trade payables	127	164
Related parties liabilities	531	546
Trade accounts receivable	6	6
Dividends payable	$ 2,830	$ 7,922